                  The Kelmoore Strategy(TM) Covered Option Fund



                              [LIGHTBULB GRAPHIC]


                               SEMI-ANNUAL REPORT
                                 AUGUST 31, 1999

Dear Shareholder:

We are pleased to present the first semi-annual report to all shareholders of The Kelmoore Strategy(TM) Covered Option Fund (the "Fund"). This report covers the period from the Fund's inception on May 3, 1999 to August 31, 1999.

The Fund returned 3.00% for the period. In contrast, the major averages have been in narrow trading ranges. The Dow Jones Industrial Average(SM)* saw support at the 10,500 level, while hitting resistance at 11,200, and was down 1.06% for the period. Similarly, the Lehman Brothers Corporate Bond Intermediate Total Return Index(TM)* was down 1.59% for the period.

Despite this relatively flat period for the major market averages, the Fund was able to continually realize gains by writing covered options on a universe of forty highly capitalized domestic equities. By taking a near fully invested stance and writing covered options against the stocks in the universe, the Fund was able to pay dividends totaling more than fifty-seven cents per share during the period. The dividends consisted of realized short-term gains, and interest and dividends received, net of expenses.

The Fund pays dividends on a monthly basis to shareholders of record on the second-to-last day of the month, with the last day of the month being the ex-dividend date and payable date. Dividends reflect all amounts accrued and unpaid as of the first business day of the month after options expiration day (set by the Options Clearing Corporation).

I will be appearing as a guest on America Online Live Events (AOL keyword: sage) on Thursday, December 2nd at 9:00 p.m. Eastern time. The event will consist of a one-hour live chat where I can answer specific questions.

We would like to encourage all shareholders to visit us on the web at www.kelmoore.com, expected to be available after October 31, 1999. Here you will find the Fund's daily net asset value, quarterly performance reports and information specific to your account. For your convenience, you can download an additional prospectus directly from our site.

Sincerely,

/s/ Matthew Kelmon
Matthew Kelmon
President and Portfolio Manager

* The Dow Jones Industrial Average(SM) and Lehman Brothers Corporate Bond Intermediate Total Return Index(TM) are unmanaged indexes.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND                                              August 31, 1999
PORTFOLIO OF INVESTMENTS                                             (Unaudited)

                                              Value
  Shares                                    (Note 1)
  ------                                    --------
COMMON STOCKS - 44.9%

           CONSUMER GOODS - 9.3%
   14,000  General Mills, Inc. .........  $1,172,500
    5,000  The Home Depot, Inc. ........     305,625
   14,000  Johnson & Johnson ...........   1,431,500
    8,000  McDonald's Corp. ............     331,000
   13,000  Merck & Co., Inc. ...........     873,438
   10,000  Walgreen Co. ................     231,875
                                          ----------
                                           4,345,938
                                          ----------

           FINANCIAL SERVICES - 8.5%
    2,000  The Allstate Corp. ..........      65,625
   10,000  Bank of America Corp. .......     605,000
   10,000  Citigroup, Inc. .............     444,375
   10,000  Fannie Mae ..................     621,250
   11,000  Fleet Financial Group, Inc. .     437,937
   14,500  Merrill Lynch & Co., Inc. ...   1,082,063
    8,500  Morgan Stanley
           Dean Witter & Co. ...........     729,406
                                          ----------
                                           3,985,656
                                          ----------
           MANUFACTURING - 11.0%
      800  The Boeing Co. ..............      36,250
   10,000  Eastman Kodak Co. ...........     734,375
   15,000  Ford Motor Co. ..............     781,875
   14,000  General Electric Co. ........   1,572,375
   13,000  General Motors Corp. ........     859,625
   24,300  Xerox Corp. .................   1,160,325
                                          ----------
                                           5,144,825
                                          ----------

           RESOURCES - 4.7%
   10,000  Alcoa, Inc. .................     645,625
    2,800  Chevron Corp. ...............     258,300
    5,000  du Pont (E.I.) de Nemours
           & Co. .......................     316,875
   10,000  Halliburton Co. .............     463,750
    3,000  Mobil Corp. .................     307,125
    3,000  Schlumberger Ltd. ...........     200,250
                                          ----------
                                           2,191,925
                                          ----------

           TECHNOLOGY - 11.4%
    7,000  Cisco Systems, Inc+. ........    $474,687
    3,000  Hewlett-Packard Co. .........     316,125
   11,000  International Business
           Machines Corp. ..............   1,370,188
    5,000  Microsoft Corp.+ ............     462,812
   25,000  Motorola, Inc. ..............   2,306,250
   10,000  Oracle Corp.+ ...............     365,000
                                          ----------
                                           5,295,062
                                          ----------

           TOTAL COMMON STOCKS
           (Cost $21,466,053*) .........  20,963,406
                                          ----------

                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND                                              August 31, 1999
PORTFOLIO OF INVESTMENTS - (Continued)                               (Unaudited)

Number of                        Expiration  Strike      Value
Contracts                           Date     Price      (Note 1)
---------                           ----     -----      --------

PUT STOCK OPTIONS WRITTEN - (2.5)%
   100   Alcoa, Inc. ..............     9/18/99    $65      $(19,375)
   100   American
         Express Co. ..............     9/18/99    140       (55,000)
   100   American
         Express Co. ..............     9/18/99    150      (130,000)
   192   The Boeing Co. ...........     9/18/99     50       (88,800)
   100   Chevron Corp. ............     9/18/99     95       (35,000)
   100   Cisco Systems, Inc.+ .....     9/18/99     70       (30,000)
   100   Citigroup, Inc. ..........     9/18/99     50       (51,250)
   100   du Pont (E.I.) de
         Nemours & Co. ............     9/18/99     70       (66,250)
   100   Exxon Corp. ..............     9/18/99     85       (70,000)
   100   General Electric Co. .....     9/18/99    115       (35,000)
   200   The Gillette Co. .........     9/18/99     50       (62,500)
   100   Halliburton Co. ..........     9/18/99     45       (10,000)
   100   The Home
         Depot, Inc. ..............     9/18/99     65       (38,750)
   100   Intel Corp. ..............     9/18/99     80       (18,125)
   200   McDonald's Corp. .........     9/18/99     43       (25,000)
   100   Merck & Co., Inc. ........     9/18/99     70       (35,000)
   100   Merrill Lynch &
         Co., Inc. ................     9/18/99     80       (66,250)
   100   Microsoft Corp.+ .........     9/18/99     90       (14,375)
   100   Minnesota
         Mining and
         Manufacturing Co. ........     9/18/99    100       (53,750)
   100   Mobil Corp. ..............     9/18/99    105       (37,500)
   100   Morgan Stanley
         Dean Witter & Co. ........     9/18/99     95       (91,250)
   100   The Procter &
         Gamble Co. ...............     9/18/99    100       (30,000)
   100   Schlumberger Ltd. ........     9/18/99     65       (14,375)
   100   Schlumberger Ltd. ........     9/18/99     70       (41,875)
   100   Sun Microsystems,
         Inc.+ ....................     9/18/99     75       (10,000)
   100   Texas Instruments,
         Inc. .....................     9/18/99     75        (7,500)
   100   Wal-Mart
         Stores, Inc. .............     9/18/99     48       (33,750)
                                                          ----------
         Total Put Options Written
         (Premiums received $823,535)                     (1,170,675)
                                                          ----------
CALL OPTIONS WRITTEN - (0.6)%
   100   Alcoa, Inc. ..............     9/18/99    $65      $(16,250)
    20   The Allstate Corp. .......     9/18/99     35          (625)
   100   Bank of
         America Corp. ............     9/18/99     70          (625)
    28   Chevron Corp. ............     9/18/99    100        (1,400)
    70   Cisco Systems, Inc. ......     9/18/99     70        (7,875)
   100   Citigroup, Inc. ..........     9/18/99     50        (2,500)
    50   du Pont (E.I.) de
         Nemours & Co. ............     9/18/99     75          (469)
   100   Eastman Kodak Co. ........     9/18/99     75       (10,000)
   100   Fannie Mae ...............     9/18/99     65        (7,500)
   110   Fleet Financial
         Group, Inc. ..............     9/18/99     45        (1,375)
   150   Ford Motor Co. ...........     9/18/99     55        (3,750)
   140   General Electric Co. .....     9/18/99    115       (24,500)
   140   General Mills, Inc. ......     9/18/99     85       (13,125)
   130   General Motors
         Corp. ....................     9/18/99     65       (30,063)
    50   Halliburton Co. ..........     9/18/99     50        (3,125)
    30   Hewlett-Packard Co. ......     9/18/99    110        (6,750)
    50   The Home
         Depot, Inc. ..............     9/18/99     65        (3,750)
   110   International Business
         Machines Corp. ...........     9/18/99    135        (6,875)
   140   Johnson &
         Johnson ..................     9/18/99    105       (17,500)
    80   McDonald's Corp. .........     9/18/99     43        (3,500)
   130   Merck & Co., Inc. ........     9/18/99     70        (8,937)
   145   Merrill Lynch &
         Co., Inc. ................     9/18/99     85        (9,063)
    50   Microsoft Corp.+ .........     9/18/99     90       (20,625)
    30   Mobil Corp. ..............     9/18/99    110          (562)
    85   Morgan Stanley
         Dean Witter & Co. ........     9/18/99    100        (2,125)
   250   Motorola, Inc. ...........     9/18/99     95       (53,125)
   100   Oracle Corp.+ ............     9/18/99     40        (7,500)
    30   Schlumberger Ltd. ........     9/18/99     70        (3,000)
   100   Walgreen Co. .............     9/18/99     25        (2,500)
                                                          ----------
         Total Call Options Written
         (Premiums received $349,845)                       (268,994)
                                                          ----------


                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND                                              August 31, 1999
PORTFOLIO OF INVESTMENTS - (Continued)                               (Unaudited)



                                           Value
                                          (Note 1)
                                          --------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 58.2%                 $27,197,282
                                         -----------
NET ASSETS - 100.0%                      $46,721,019
                                         ===========


+  Non-income producing security.
* Aggregate cost for Federal tax purposes is $21,466,053 and net unrealized depreciation consists of:

   Gross unrealized appreciation           $ 305,672
   Gross unrealized depreciation            (808,319)
                                           ---------
     Net unrealized depreciation           $(502,647)
                                           =========

                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND                                              August 31, 1999
STATEMENT OF ASSETS AND LIABILITIES                                  (Unaudited)


ASSETS:
Investments at market value (Cost $21,466,053) (Note 1) .............       $ 20,963,406
Cash (Note 1) .......................................................          6,693,557
Deposit with brokers for open option contracts (Note 1) .............         19,263,811
Receivables:
   Investment securities sold .......................................          2,479,905
   Dividends and interest ...........................................            115,987
   Due from Adviser .................................................              4,792
Deferred offering costs (Note 1) ....................................            126,688
Other assets ........................................................             53,541
                                                                            ------------
   Total Assets .....................................................         49,701,687
                                                                            ------------

LIABILITIES:
Payables:
   Capital stock redeemed ...........................................            119,031
   Accrued advisory fees ............................................             34,757
   Accrued distribution fees ........................................             61,359
   Accrued trustees fees ............................................              2,948
   Accrued expenses .................................................            238,914
   Distribution payable .............................................          1,083,990
Option contracts written (Proceeds $1,173,380) (Note 1) .............          1,439,669
                                                                            ------------
   Total Liabilities ................................................          2,980,668
                                                                            ------------

NET ASSETS:
Applicable to 4,808,801 shares; unlimited number of shares of
   beneficial interest authorized with $0.001 par value .............       $ 46,721,019
                                                                            ============

Net asset value, offering and redemption price ($46,721,019/4,808,801
   shares) ..........................................................       $       9.72
                                                                            ============

NET ASSETS CONSIST OF:
Paid-in capital .....................................................       $ 47,493,031
Accumulated undistributed net investment loss .......................             (9,963)
Accumulated net realized gain on securities and written options .....              6,887
Net unrealized depreciation on securities and written options .......           (768,936)
                                                                            ------------
   Net Assets .......................................................       $ 46,721,019
                                                                            ============

                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)                            For the Period May 3, 1999*
COVERED OPTION FUND                                      Through August 31, 1999
STATEMENT OF OPERATIONS                                              (Unaudited)



INVESTMENT INCOME:
Dividends .................................................         $    61,964
Interest (Note 1) .........................................             155,259
                                                                    -----------
   Total Income ...........................................             217,223
                                                                    -----------

EXPENSES:
Investment advisory fees (Note 3) .........................              75,254
Distribution expense (Note 3) .............................              75,254
Amortization of offering costs (Note 1) ...................              37,448
Administration fees .......................................              21,192
Audit fees ................................................              18,079
Legal fees ................................................              17,984
Registration fees .........................................              11,975
Accounting fees ...........................................              11,491
Transfer agent fees .......................................               9,360
Directors' fees ...........................................               7,948
Miscellaneous fees ........................................               3,847
Custodian fees ............................................               2,489
                                                                    -----------
   Total expenses .........................................             292,321
   Expenses waived by Adviser (Note 3) ....................             (65,135)
                                                                    -----------
   Net expenses ...........................................             227,186
                                                                    -----------
Net Investment Loss .......................................              (9,963)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
   Security transactions ..................................             862,484
   Written options ........................................           1,268,649
Net change in unrealized depreciation on:
   Security transactions ..................................            (502,647)
   Written options ........................................            (266,289)
                                                                    -----------
   Net realized and unrealized gain on investments ........           1,362,197
                                                                    -----------
Net increase in net assets resulting from operations ......         $ 1,352,234
                                                                    ===========

*  Commencement of investment operations.



                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)                            For the Period May 3, 1999*
COVERED OPTION FUND                                      Through August 31, 1999
STATEMENT OF CHANGES IN NET ASSETS                                   (Unaudited)


OPERATIONS:
Net investment loss .....................................................     $     (9,963)
Net realized gain on securities and written options .....................        2,131,133
Net change in unrealized depreciation on securities and written options..         (768,936)
                                                                              ------------
Net increase in net assets resulting from operations ....................        1,352,234
                                                                              ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized short-term capital gains ...................................       (2,124,246)
                                                                              ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ...............................................       47,120,108
Reinvestment of dividends ...............................................          979,891
Cost of shares redeemed .................................................         (706,968)
                                                                              ------------
Increase in net assets derived from capital share transactions (a) ......       47,393,031
                                                                              ------------

TOTAL INCREASE IN NET ASSETS ............................................       46,621,019
                                                                              ------------

NET ASSETS:
Beginning of period .....................................................     $    100,000
                                                                              ------------
End of period (including net investment loss of $9,963) .................     $ 46,721,019
                                                                              ============

(a) Transactions in capital stock were:
   Shares sold ..........................................................        4,779,864
   Shares issued through reinvestment of dividends ......................           99,918
   Shares redeemed ......................................................          (70,981)
                                                                              ------------
Increase in shares outstanding ..........................................     $  4,808,801
                                                                              ============



*  Commencement of investment operations.


                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)                            For the Period May 3, 1999*
COVERED OPTION FUND                                      Through August 31, 1999
FINANCIAL HIGHLIGHTS                                                 (Unaudited)



The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.



NET ASSET VALUE, BEGINNING OF PERIOD ....................        $    10.00
                                                                 ----------

Income from investment operations:
   Net investment loss ..................................             0.00#
   Net realized and unrealized gain on investments ......              0.29
                                                                 ----------
   Total from investment operations .....................              0.29
                                                                 ----------

Less distributions from:
   Net realized gains ...................................             (0.57)
                                                                 ----------

NET ASSET VALUE, END OF PERIOD ..........................        $     9.72
                                                                 ==========

TOTAL RETURN ............................................              3.00%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) .....................        $   46,721
Ratio of expenses to average net assets:
   Before expense reimbursement .........................              3.86%(1)
   After expense reimbursement ..........................              3.00%(1)
Ratio of net investment loss to average net assets:
   Before expense reimbursement .........................             (0.99%)(1)
   After expense reimbursement ..........................             (0.13%)(1)
Portfolio turnover rate .................................            158.65%(2)

 *   Commencement of investment operations.
(1)  Annualized.
(2)  Not Annualized.
 #   Amount represents less than $0.01 per share.



                       See Notes to Financial Statements.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND                                              August 31, 1999
NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end, diversified management investment company was organized as a Delaware business trust on November 30, 1998. The Trust has a fiscal year ending the last day of February each year and currently consists of one investment fund, The Kelmoore Strategy(TM) Covered Option Fund (the "Fund"). The Fund's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Fund offers one class of shares. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. The Fund's securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTIONS. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When the Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option expires, or if the Fund enters a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND                                              August 31, 1999
NOTES TO FINANCIAL STATEMENTS - (Continued)                          (Unaudited)


The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options' market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Transactions in options contracts written for the period ended August 31, 1999 were as follows:

                                                                      CONTRACTS           PREMIUM
                                                                      ---------           -------
Options beginning of period.................................                  -                 -
Options written during period...............................            $(16,608)      $(3,467,139)
Options exercised during period.............................               4,373           994,678
Options expired during period...............................               6,115         1,219,322
Options closed during period................................                 410            79,759
                                                                        --------       -----------
Outstanding at August 31, 1999..............................            $ (5,710)      $(1,173,380)
                                                                        ========       ===========

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily. Uninvested cash and premiums from options written are swept daily into an interest bearing account at the Bank of New York.

D. OFFERING COSTS. Offering costs are being amortized on a straight line basis over 12 months from commencement of operations.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

F. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

G. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, totaled $40,613,833 and $19,015,586, respectively, for the period ended August 31, 1999.

THE KELMOORE STRATEGY(TM)
COVERED OPTION FUND                                              August 31, 1999
NOTES TO FINANCIAL STATEMENTS - (Continued)                          (Unaudited)


NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Adviser"), a registered investment adviser, provides the Fund with investment management services. For providing these services, the Fund pays the Adviser an annual fee of 1.00% of average daily net assets. The Adviser has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Fund so that the total operating expenses for the first year of operations will not exceed 3.00%. The Adviser reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Adviser is subject to recoupment from the Fund within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation. For the period ended August 31, 1999, advisory fees of $75,254 were paid to the Adviser and the Adviser reimbursed the Fund $65,135. As part of the Fund's organization, the Fund has issued to the Adviser 10,000 shares of beneficial interest at $10.00 per share in a private placement.

The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse Kelmoore Investment Company, Inc. the Fund's distributor (the "Distributor"), for actual distribution expenses incurred by the Distributor not exceeding, on an annual basis, 0.75% of the Fund's average daily net assets. In addition, the Plan permits the Fund to reimburse the Distributor an annual service fee not to exceed 0.25% of the average daily net assets of the Fund. For the period ended August 31, 1999, the Fund reimbursed the Distributor $75,254, for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Fund has entered into a Services Agreement with First Data Investor Services Group, Inc. ("Investor Services Group"). Under the Services Agreement, Investor Services Group provides certain transfer agency, administrative, accounting and custody administration services.

B. BROKERAGE COMMISSIONS. The Fund places substantially all its securities transactions, including transactions involving options, through the Adviser in accordance with procedures adopted by the Trustees. The Fund will not deal with the Adviser (or any affiliate) in any transaction in which the Adviser (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of August 31, 1999, the Fund has paid $144,435 in brokerage commissions.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Fund are affiliated persons of the Adviser and the Distributor. No officer, Trustee or employee of the Adviser, Investor Services Group, or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Adviser, Investor Services Group, or any affiliate thereof an annual retainer of $4,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

NOTE 4 - SUBSEQUENT EVENTS

The Fund expects to offer a second class of shares during the fourth quarter 1999. The new class of shares will be called Class A shares and the class of shares which this report pertains to will be called Class C shares.




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For More Information


ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
First Data Investor Services Group, Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(877) 328-9456

CUSTODIAN
The Bank of New York
48 Wall Street
New York, NY 10286

COUNSEL
Howard Rice Nemerovski Canady Falk &
Rabkin, A Professional Corporation
Three Embarcadero Center
Seventh Floor
San Francisco, CA 94111-4065

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105


KELMOORE STRATEGIC TRUST
2471 E. Bayshore Road, Suite 501
Palo Alto, CA 94303
(877) 328-9456

The Trust's SEC file no. is 811-9165



                        FOR ADDITIONAL INFORMATION ABOUT
                  THE KELMOORE STRATEGY(TM) COVERED OPTION FUND
                                CALL 887-328-9456

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.